CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 14,802	$ 21,089
Total current assets	103,622	107,327
TOTAL ASSETS	975,860	1,042,710
CURRENT LIABILITIES:
Note payable	830	0
Derivative warrant liabilities	5,021	28,647
TOTAL LIABILITIES	245,923	273,437
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	951,260	871,527
Retained Earnings (Accumulated Deficit)	(289,204)	(246,761)
Accumulated Other Comprehensive Income (Loss), Net of Tax	251	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	662,319	624,626
Noncontrolling Interest	67,618	144,647
TOTAL SHAREHOLDERS' EQUITY	729,937	769,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 975,860	$ 1,042,710
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)		101,228,857
Successor ordinary shares	$ 11	$ 9
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	100,000,000	100,000,000
Common shares outstanding (in shares)		20,847,553
Successor ordinary shares	$ 1	$ 2
Parent Company
CURRENT ASSETS:
Cash and cash equivalents	472	419
Intercompany receivable	37,431	51,964
Total current assets	37,903	52,383
Investment in subsidiary	697,885	745,537
TOTAL ASSETS	735,788	797,920
CURRENT LIABILITIES:
Derivative warrant liabilities	5,021	28,647
TOTAL LIABILITIES	5,851	28,647
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	951,260	871,527
Retained Earnings (Accumulated Deficit)	(289,204)	(246,761)
Accumulated Other Comprehensive Income (Loss), Net of Tax	251	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	662,319	624,626
Noncontrolling Interest	67,618	144,647
TOTAL SHAREHOLDERS' EQUITY	729,937	769,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 735,788	$ 797,920
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	112,026,440	101,228,857
Successor ordinary shares	$ 11	$ 9
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	100,000,000	100,000,000
Common shares outstanding (in shares)	10,666,528		20,847,553
Successor ordinary shares	$ 1	$ 2